INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of total provision (benefit) for income taxes

	September 30, 2023	September 30, 2022
Current
Federal	$-	$-
State	2,400	1,600
Total Current	$2,400	$1,600

Deferred
Federal	$(10,990,882)	$(280,552)
State	-	-
Total Deferred	$(10,990,882)	$(280,552)

Total provision (benefit) for income taxes	$(10,988,482)	$(278,952)

Summary of income tax NOL carryforwards

	September 30, 2023	September 30, 2022
Federal
2034-2037	$29,838,716	$29,838,716
Indefinite	451,052,564	311,525,886
Total Federal	$480,891,280	$341,364,602

California
2034-2040	$473,427,974	$318,862,714
Total California	$473,427,974	$318,862,714

Summary of reconciliation of our effective tax rate to statutory federal tax rate

	September 30, 2023	September 30, 2023 - %	September 30, 2022	September 30, 2022 - %
Income tax benefit at statutory rate	$(213,705,935)	21%	$(155,466,389)	21%
State income taxes	2,400	0%	1,600	0%
Permanent differences	155,268,652	(15)%	995,227	(0.13)%
Valuation allowance	49,635,916	(5)%	154,180,328	(20.83)%
Federal return to provision true up	(2,269,617)	0%	-	0%
Other	80,102	0%	10,282	0%
Total (benefit) provision for income taxes	$(10,988,482)	1%	$(278,952)	0.04%

Summary of significant component of net deferred tax assets

	2023	2022
Deferred tax assets:
Stock compensation	$10,327,117	$8,442
Net operating loss carryforwards	118,886,728	78,791,906
Charitable contributions	2,680	1,219
Accrued expenses	414,745	86,926
Impairment other	-	-
Other assets	413,579	426,099
Intangibles		48,382,778
163(j) limitation	15,971,671	14,522,536
Research expenditures	16,077,633	-
Mark-to-market warrants	-	121,545,414
Total gross deferred tax assets	162,094,153	263,765,320

R&D tax credits	7,353,043	578,842

Less valuation allowance	(155,435,630)	(258,903,457)
Total net deferred tax assets	14,011,566	5,440,705

Deferred tax liabilities:
Intangibles	(16,358,329)	(19,428,527)
Fixed assets	(1,545,473)	(969,201)
Other	336	(336)
Total deferred tax liabilities	(17,903,466)	(20,398,064)
Net deferred tax assets	$(3,891,900)	$(14,957,359)

Summary of related party transactions

	Advances	Interest on advances	Note	Interest on note	Total
Balance, September 30, 2021	-	-	-	-	-
Additions	1,232,387	-	-	-	1,232,387
Repayments	-	-	-	-	-
Balance, September 30, 2022	1,232,387	-	-	-	1,232,387
Additions	392,954	-	446,091	-	839,045
Conversion	(1,388,405)	-	1,388,405	-	-
Accrued interest	-	91,030	-	88,027	179,057
Repayments	-	-	-	-	-
Balance, September 30, 2023	236,936	91,030	1,834,496	88,027	2,250,489